Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020
Operating activities
Net loss	$ (137,124)	$ (127,103)	$ (123,714)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization	45,043	62,212	77,629
Stock-based compensation, net of capitalized cost of $1,229, $526 and $957, respectively	41,956	14,012	5,071
Provision for doubtful accounts	45	823	649
Change in fair value of convertible notes and warrant liabilities	(5,726)	30,053	(207)
Debt extinguishment gain (loss)	1,671	(673)	11,529
Deferred income taxes	(1,393)	0	0
Amortization of debt discount and issuance costs	2,635	2,750	1,392
Impairment of capitalized internal-use software	1,143	0	0
Changes in operating assets and liabilities
Accounts receivable	3,263	(19,932)	8,959
Prepaid expenses and other assets	(8,680)	2,617	12,942
Accounts payable, accrued and other liabilities	16,072	11,033	3,071
Deferred revenue	(4,898)	14,433	(27,286)
Deferred hosting costs	5,844	7,971	0
Deferred rent	(2,062)	(2,223)	(3,722)
Net cash used in operating activities	(42,211)	(4,027)	(33,687)
Investing activities
Purchases of property and equipment	(10,313)	(26,096)	(16,665)
Capitalized internal-use software	(4,618)	(4,030)	(7,436)
Business acquisition, net of cash acquired	(9,620)	0	(2,457)
Other	(598)	(674)	(614)
Net cash used in investing activities	(25,149)	(30,800)	(27,172)
Financing activities
Proceeds from the exercise of common stock options	10,640	539	264
Proceeds from the early exercise of common stock options	17,928	0	0
Class A common stock withheld to satisfy employee tax withholding obligations	(5,598)	0	0
Proceeds from Business Combination and PIPE Investment, net of transaction costs	533,164	0	0
Proceeds from issuance of convertible preferred stock, net	0	0	10,000
Principal payment of debt	(66,950)	0	(51,176)
Proceeds from issuance of debt and common stock warrants, net of issuance costs	0	14,862	49,640
Principal payment of convertible notes	0	(2,586)	0
Proceeds from issuance of convertible notes and preferred stock warrant	0	71,125	0
Net cash provided by financing activities	489,184	83,940	8,728
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(1,550)	(312)	(38)
Net increase (decrease) in cash, cash equivalents and restricted cash	420,274	48,801	(52,169)
Cash, cash equivalents and restricted cash at the beginning of the period	76,540	27,739	79,908
Cash, cash equivalents and restricted cash at the end of the period	496,814	76,540	27,739
Supplemental disclosure of cash flow information
Cash paid for interest	6,753	6,554	5,544
Cash paid for income tax	884	1,084	0
Supplemental disclosures of noncash investing and financing activities
Conversion / exchange of convertible notes	0	0	10,963
Reclassification of convertible preferred stock warrant liabilities converted to Class A common stock warrants	23,477	0	0
Accrued purchase of property and equipment	354	522	637
Convertible Notes To Class A Common Stock
Supplemental disclosures of noncash investing and financing activities
Conversion / exchange of convertible notes	114,354
Common Class A
Supplemental disclosures of noncash investing and financing activities
Stock issued for acquisition of business	12,854	0	0
Common Class A | Convertible Notes To Class A Common Stock
Supplemental disclosures of noncash investing and financing activities
Conversion / exchange of convertible notes		0	0
Convertible Preferred Stock
Supplemental disclosures of noncash investing and financing activities
Stock issued for acquisition of business	$ 0	$ 0	$ 14,772